Summary of Significant Accounting Policies - Summary of Significant Classes of Depreciable Plant and Equipment and their Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2017
Mill and mill components [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of depreciable plant and equipment	life of mine
Underground infrastructure [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of depreciable plant and equipment	life of mine
Mobile equipment components [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life of depreciable plant and equipment	3 to 15 years